(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER ORDINARY SHARE

The computation of basic and diluted (loss) earnings per ordinary share is as follows:

	Years Ended December 31,
	2020	2019	2018
Numerator:
Net (loss) income attributable to the Company	$(6,951,698)	$(1,673,735)	$145,723

Denominator:
Basic and diluted weighted average number of ordinary shares outstanding	7,395,120	6,048,568	6,000,000

Basic and diluted net (loss) income per ordinary share	$(0.94)	$(0.28)	$0.02